NOTE 7- LONG TERM DEBT (Detail) (Vehicle financing arrangements and a capital lease on equipment [Member])	6 Months Ended
Jun. 30, 2012
Vehicle financing arrangements and a capital lease on equipment [Member]
Debt Instrument, Maturity Date, Description	one to three years
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	6.79%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	29.80%